SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-Based Compensation
SHARE-BASED COMPENSATION
5.	SHARE-BASED COMPENSATION

Under various plans, executives, key employees and outside directors receive awards of options to purchase common stock. The Company has a stock option plan (the “2000 Plan”) which authorizes the granting of incentive and nonqualified stock options and restricted stock units. Incentive stock options are granted at not less than 100% of fair market value at the date of grant (110% for stockholders owning more than 10% of the Company’s common stock). Nonqualified stock options are granted at not less than 85% of fair market value at the date of grant. A maximum of 8,000,000 shares of common stock are issuable under the 2000 Plan. Certain additional options have been granted outside the 2000 Plan. These options generally follow the provisions of the 2000 Plan. The Company issues new shares to satisfy option exercises and the vesting of restricted stock awards.

The Company also has an Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible full-time employees to purchase shares of common stock at 90 percent of the lower of the fair market value of a share of common stock on the first or last day of the quarter. Eligible employees are provided the opportunity to acquire Company common stock during each quarter. No more than 661,157 shares of common stock may be issued under the ESPP. Such stock may be unissued shares or treasury shares of the Company or may be outstanding shares purchased in the open market or otherwise on behalf of the ESPP. The Company’s ESPP is compensatory and therefore, the Company is required to recognize compensation expense related to the discount from market value of shares sold under the ESPP. The Company issues new shares to satisfy shares purchased under the ESPP.

Share-based compensation expense recorded in the three and nine month periods ended September 30, 2016 and 2015 is summarized as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Stock options	$-	$2	$-	$4
Restricted Stock Awards	1	2	2	2

Total share-based compensation expense	$1	$4	$2	$6

Share-based compensation expense is a component of selling, general and administrative expense, and is recorded as a non-cash expense in the operating activities section of the Company’s consolidated statements of cash flows.

No options were exercised in the nine month periods ended September 30, 2016 and 2015. Information with respect to the activity of outstanding stock options granted under the 2000 Plan and options granted separately from the 2000 Plan for the nine months ended September 30, 2016 is summarized as follows:

					Weighted	Aggregate
	Number				Average Remaining	Instrinsic
	of Shares	Price Range			Contractual term	Value

Balance, January 1, 2016	684,570	$1.24	-	$3.74

Granted	-
Cancelled / Forfeited	(10,000)	$1.24

Balance, September 30, 2016	674,570	$1.24	-	$3.74	3.4 years	$-

Vested and excercisable at September 30, 2016	664,570	$1.24	-	$3.74	3.3 years	$-

The following table provides additional information about the Company’s stock options outstanding and exercisable at September 30, 2016:

	Options Outstanding				Options Exercisable
		Weighted Average				Wtd. Average
Range of	Number of	Remaining		Exercise	Number of	Exercise
Exercise Prices	Shares	Contractual Life		Price	Shares	Price

$ 1.24 - $ 1.85	467,528	3.3	Years	$1.51	457,528	$1.52
$ 2.00 - $ 2.25	175,000	4.0	Years	$2.13	175,000	$2.13
$ 3.69 - $ 3.74	32,042	1.6	Years	$3.72	32,042	$3.72
$ 1.24 - $ 3.74	674,570	3.4	Years	$1.78	664,570	$1.79

The Company grants restricted stock awards ("RSA"), which is the right to receive shares of common stock. In May 2016, the Company issued to non-employee directors RSA's aggregating 340,000 shares with performance based vesting. These shares vest upon the achievement of certain corporate goals within 18 months of the grant date. No expense has been recognized for these awards at September 30, 2016; the expense will be recognized when the corporate goals are achieved.

The Company had 342,500 and 7,500 shares of unvested restricted stock as of September 30, 2016 and December 31, 2015, respectively.

6. SHARE-BASED COMPENSATION

Under various plans, executives, key employees and outside directors receive awards of options to purchase common stock. The Company has a stock option plan (the “2000 Plan”) which authorizes the granting of incentive and nonqualified stock options and restricted stock awards. Incentive stock options are granted at not less than 100% of fair market value at the date of grant (110% for stockholders owning more than 10% of the Company’s common stock). Nonqualified stock options are granted at not less than 85% of fair market value at the date of grant. A maximum of 8,000,000 shares of common stock are issuable under the 2000 Plan. Certain additional options have been granted outside the 2000 Plan. These options generally follow the provisions of the 2000 Plan. The Company issues new shares to satisfy option exercises and the vesting of restricted stock awards.

The Company also has an Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible full-time employees to purchase shares of common stock at 90 percent of the lower of the fair market value of a share of common stock on the first or last day of the quarter. Eligible employees are provided the opportunity to acquire Company common stock during each quarter. No more than 661,157 shares of common stock may be issued under the ESPP. Such stock may be unissued shares or treasury shares of the Company or may be outstanding shares purchased in the open market or otherwise on behalf of the ESPP. For financial reporting purposes, the Company’s ESPP is compensatory. Therefore, the Company is required to recognize compensation expense related to the discount from market value of shares sold under the ESPP. The Company issues new shares to satisfy shares purchased under the ESPP.

Share-based compensation expense recorded in 2015, 2014 and 2013 is summarized as follows:

	2015	2014	2013

Stock options	$13	$5	$611
Employee stock purchase plan	-	-	1
Restricted stock awards and restricted stock units	11	-	854

Total share-based compensation expense	$24	$5	$1,466

The deferred income tax benefit related to share-based compensation expense for the years ended December 31, 2015, 2014 and 2013 was $0 due to the full valuation allowance recorded against deferred tax assets (see Note 9). Share-based compensation expense of $24, $5 and $28 in 2015, 2014 and 2013, respectively, is a component of selling, general and administrative expense, and is recorded as a non-cash expense in the operating activities section of the consolidated statement of cash flows. All other share-based compensation is included in discontinued operations.

As a result of the Asset Sale, all then outstanding unvested stock options, unvested restricted shares and unvested performance based restricted stock units vested on July 12, 2013. The expense of approximately $1,169 related to this acceleration of vesting was recorded in the Company's fiscal third quarter, with approximately $431 related to stock options and $738 related to restricted stock awards.

Information with respect to the stock options granted under the 2000 Plan and options granted separately from the 2000 Plan is summarized as follows:

					Weighted	Aggregate
	Number				Average Remaining	Instrinsic
	of Shares	Price Range			Contractual term	Value

Balance, January 1, 2013	2,170,043	$1.49	-	$4.65
Granted	556,200	$1.19	-	$1.50
Cancelled / forfeited	(1,246,749)	$1.19	-	$4.65

Balance, December 31, 2013	1,479,494	$1.25	-	$4.60
Granted	23,076	$1.30	-	$1.30
Cancelled / forfeited	(528,000)	$1.50	-	$4.60

Balance, December 31, 2014	974,570	$1.25	-	$3.74
Granted	60,000	$1.24	-	$1.24
Cancelled / forfeited	(350,000)	$1.25	-	$1.50

Balance, December 31, 2015	684,570	$1.24	-	$3.74	4.2 years	$-

Vested and exercisable at
December 31, 2015	654,570	$1.24	-	$3.74	4.1 years	$-

As of December 31, 2015, options covering 654,570 shares were exercisable with a weighted average exercise price of $1.80 per share, and 3,921,011 shares were available for future grant under the 2000 Plan.

As of December 31, 2015, unrecognized compensation expense related to outstanding non-performance based stock options was $5.

The weighted average fair value at the date of grant for non-performance based options granted during 2015, 2014 and 2013 was estimated at $0.23, $0.40 and $0.31 per share, respectively, using the Black-Scholes pricing model. The weighted-average assumptions used in the Black-Scholes model were as follows: dividend yield of 0%, expected volatility of 26% in 2015, 38% in 2014 and 38% in 2013, risk-free interest rate of 1.71% in 2015, 1.71% in 2014 and 1.05% in 2013 and expected option life of 4.25 years in 2015, 5.5 years in 2014 and 5 years in 2013. The expected option life was computed using the sum of the average vesting period and the contractual life of the option and dividing by 2, for all periods presented.

The Company issued options to acquire 350,000 shares of common stock with performance based vesting during the year ended December 31, 2013. These options were cancelled in 2015.

The following table provides additional information about the Company’s stock options outstanding at December 31, 2015:

	Options Outstanding				Options Exercisable
		Weighted Average				Wtd. Average
Range of	Number of	Remaining		Exercise	Number of	Exercise
Exercise Prices	Shares	Contractual Life		Price	Shares	Price

$ 1.24 - $ 1.85	477,528	4.1	Years	$1.51	447,528	$1.53
$ 2.00 - $ 2.25	175,000	4.8	Years	$2.13	175,000	$2.13
$ 3.69 - $ 3.74	32,042	2.3	Years	$3.72	32,042	$3.72
$ 1.24 - $ 3.74	684,570	4.2	Years	$1.77	654,570	$1.80

The Company grants restricted stock awards (RSA) which is the right to receive shares. The fair value of RSAs is based on the market price for the stock at the date of grant. RSAs generally vest over periods of two to five years.

The following table summarizes the changes in non-vested restricted stock units for the three year period ended December 31, 2015:

		Weighted Average
		Grant Date	Aggregate
	Shares	Fair Value	Intrinsic Value

Non-vested RSAs at January 1, 2013	445,000	$1.60

Granted	225,000	$1.58
Vested	(620,000)	$1.60
Cancelled / forfeited	(50,000)	$1.59

Non-vested RSAs at December 31, 2013	-	$0.00

Granted	-	$0.00
Vested	-	$0.00
Cancelled / forfeited	-	$0.00

Non-vested RSAs at December 31, 2014	-	$0.00

Granted	15,000	$1.13
Vested	(7,500)	$1.13
Cancelled / forfeited	-

Non-vested RSAs at December 31, 2015	7,500	$1.13

Of the 7,500 RSA’s that vested in 2015, 2,500 common shares were issued in December 2015 and are included in the number of common shares outstanding at December 31, 2015. Common shares for the remaining 5,000 vested RSA’s were issued in January 2016.

The Company recorded compensation expense of $11, $0 and $854, respectively, for the years ended December 31, 2015, 2014 and 2013, for RSAs. The expense in 2013 is included in discontinued operations. As of December 31, 2015, there is unrecognized compensation expense of $6 related to RSAs.

The Company also issued 410,000 performance-based Restricted Stock Units (“RSUs”) during the year ended December 31, 2012, of which 200,000 have been forfeited. The fair value of an RSU is equal to the market value of a share of stock on the date of grant. The performance-based RSUs vest based upon the achievement of certain goals related to the Company’s senior management team, for periods ranging from June 30, 2012 through December 31, 2015. Unless forfeited, the performance-based RSUs will be paid out in the form of stock, if the Company meets the performance targets. If the designated performance targets are not met, no payout will be made. The performance conditions related to 210,000 RSUs were met in 2013, and these shares are included in the Restricted Stock summary above.